Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
Long-term debt was as follows:

	June 30, 2016	December 31, 2015
	(In thousands)
Western obligations:
Revolving Credit Facility due 2019	$—	$—
Term Loan - 5.25% Credit Facility due 2020	536,250	539,000
6.25% Senior Unsecured Notes due 2021	350,000	350,000
Term Loan - 5.50% Credit Facility due 2023	500,000	—
Total Western obligations	1,386,250	889,000
NTI obligations:
Revolving Credit Facility due 2019	7,500	—
7.125% Senior Secured Notes due 2020	350,000	350,000
Total NTI obligations	357,500	350,000
WNRL obligations:
Revolving Credit Facility due 2018	20,000	145,000
7.5% Senior Notes due 2023	300,000	300,000
Total WNRL obligations	320,000	445,000
Less unamortized discount, premium and debt issuance costs	51,876	33,606
Long-term debt	2,011,874	1,650,394
Current portion of long-term debt	(10,500)	(5,500)
Long-term debt, net of current portion	$2,001,374	$1,644,894

As of June 30, 2016, annual maturities of long-term debt for the remainder of 2016 are $5.3 million. For 2017, 2018, 2019 and 2020, long-term debt maturities are $10.5 million, $30.5 million, $18.0 million and $872.0 million, respectively. Thereafter, total long-term debt maturities are $1,127.5 million.
Interest and debt expense were as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
	(In thousands)
Contractual interest:
Western obligations	$13,079	$12,093	$25,131	$24,100
NTI obligations	6,875	6,612	13,789	13,203
WNRL obligations	6,400	5,901	13,105	9,627
	26,354	24,606	52,025	46,930
Amortization of loan fees	2,005	1,912	3,916	3,698
Amortization of original issuance discount	29	—	29	—
Other interest expense (income)	2,616	1,151	2,440	2,226
Capitalized interest	(4,076)	(353)	(4,801)	(581)
Interest and debt expense	$26,928	$27,316	$53,609	$52,273